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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                              FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended: March 31, 2011

If amended report check here: [_] Amendment Number: ____
This Amendment:  [_] is a restatement.
                 [_] adds new holdings entries.

Institutional Investment Manager Filing the Report:

ELIZABETH KENAN HOWELL
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100 Europa Drive, Suite 525        Chapel Hill       North Carolina      27515
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Business Address         (Street)    (City)         (State)              (Zip)

Form 13F File Number: 28- 7162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

ELIZABETH KENAN HOWELL       919-967-0618         TRUSTEE
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Name                         Phone No.              Title

Signature, Place and Date of Signing:

 /s/ Elizabeth Kenan Howell                Chapel Hill, NC          4/27/11
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Report Type:

[_] 13F HOLDINGS REPORT

[X] 13F NOTICE

[_] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

            Form 13F File Number       Name
            --------------------       ----
            28-694                     J P Morgan Chase & Co.